UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ardsley Advisory Partners
           --------------------------------------------------
Address:   262 Harbor Drive, 4th Floor
           --------------------------------------------------
           Stamford, CT 06902
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:     28-04639
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Napoli
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     203-564-4230
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Steven Napoli               Stamford, CT           05/14/02
       ------------------------   ---------------------------  ---------
             [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  none

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        45
                                               -------------

Form 13F Information Table Value Total:        $634,619
                                               -------------
                                               (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                      Form 13F INFORMATION TABLE


              COLUMN 1               COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
ADAPTEC INC                       COM            00651F108    5,348     400,000(SH)      (SOLE)                  400,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
ALKERMES INC                      COM            01642T108    7,818     300,000(SH)      (SOLE)                  300,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
ALLSCRIPTS HEALTHCARE SOLUTI      COM            01988P108   11,497   1,825,000(SH)      (SOLE)                1,825,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
AMGEN INC                         COM            031162100   11,936     200,000(SH)      (SOLE)                  200,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
BARD C R INC                      COM            067383109   14,762     250,000(SH)      (SOLE)                  250,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
BURLINGTON NORTHN SANTA FE C      COM            12189T104    9,054     300,000(SH)      (SOLE)                  300,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
CAREMARK RX INC                   COM            141705103   99,937   5,125,000(SH)      (SOLE)                5,125,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
COOPER INDS INC                   COM            216669101   15,313     365,000(SH)      (SOLE)                  365,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
CUMMINS INC APR 45                PUT            2310218TI    4,723     100,000(SH)(PUT) (SOLE)                  100,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
DANAHER CORP DEL APR 70           PUT            2358518TN    7,102     100,000(SH)(PUT) (SOLE)                  100,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
DAVITA INC                        COM            23918K108   50,600   2,000,000(SH)      (SOLE)                2,000,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
DELL COMPUTER CORP                COM            247025109   10,444     400,000(SH)      (SOLE)                  400,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
ENZON INC                         COM            293904108   14,394     325,000(SH)      (SOLE)                  325,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
EXTREME NETWORKS INC              COM            30226D106   10,400   1,000,000(SH)      (SOLE)                1,000,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
EXULT INC DEL                     COM            302284104    9,819     900,000(SH)      (SOLE)                  900,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
FINISAR                           COM            31787A101   10,395   1,350,000(SH)      (SOLE)                 1,350,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
FLEETWOOD ENTERPRISES INC         COM            339099103    9,720     900,000(SH)      (SOLE)                  900,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
GENENTECH INC                     COM NEW        368710406   10,090     200,000(SH)      (SOLE)                  200,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
GENESIS MICROCHIP INC DEL         COM            37184C103   28,600   1,100,000(SH)      (SOLE)                1,100,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
GENESIS MICROCHIP APR 30          CALL           37184C9QF    2,600     100,000(SH)(CALL)(SOLE)                  100,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
IXIA                              COM            45071R109      425      50,000(SH)      (SOLE)                   50,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
INTERGRAPH CORP                   COM            458683109      792      45,000(SH)      (SOLE)                   45,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL FLAVORS&FRAGRA      COM            459506101   12,239     350,000(SH)      (SOLE)                  350,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL RECTIFIER CORP      COM            460254105   28,381     625,000(SH)      (SOLE)                  625,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
INTERWOVEN INC                    COM            46114T102    4,250     850,000(SH)      (SOLE)                  850,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA CORP NEW          COM SER A        530718105   13,904   1,100,000(SH)      (SOLE)                1,100,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
MCDATA CORP                       CL A           580031201   25,223   2,125,000(SH)      (SOLE)                2,125,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
MCDERMOTT INTL INC                COM            580037109   22,547   1,450,000(SH)      (SOLE)                1,450,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
MEMBERWORKS INC                   COM            586002107   10,127     535,000(SH)      (SOLE)                  535,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMEDIA GAMES INC              COM            625453105    8,837     250,000(SH)      (SOLE)                  250,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
NUANCE COMMUNICATIONS INC         COM            669967101    7,854   1,150,000(SH)      (SOLE)                1,150,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
OCEAN ENERGY INC DEL              COM            67481E106   11,874     600,000(SH)      (SOLE)                  600,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACIA CORP                    COM            71713U102   18,032     400,000(SH)      (SOLE)                  400,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
PULTE HOMES INC                   COM            745867101   10,527     220,000(SH)      (SOLE)                  220,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
RSA SEC INC                       COM            749719100    4,860     540,000(SH)      (SOLE)                  540,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
SCHERING PLOUGH CORP              COM            806605101    9,390     300,000(SH)      (SOLE)                  300,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
SMARTFORCE PUB LTD CO          SPONSORED ADR     83170A206    3,307     315,000(SH)      (SOLE)                  315,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
TELETECH HOLDINGS INC             COM            879939106    9,468     705,000(SH)      (SOLE)                  705,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
TWEETER HOME ENTMT GROUP INC      COM            901167106    8,113     415,000(SH)      (SOLE)                  415,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW                 COM            902124106   21,977     680,000(SH)      (SOLE)                  680,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
TYCO INTL APR 30                  CALL           9021249DF   18,746     580,000(SH)(CALL)(SOLE)                  580,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
TYCO INTL APR 35                  CALL           9021249DG   19,392     600,000(SH)(CALL)(SOLE)                  600,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
UNILAB CORP NEW                   COM            904763208    1,844      75,000(SH)      (SOLE)                   75,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
WEBMETHODS INC                    COM            94768C108   13,353     775,000(SH)      (SOLE)                  775,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
WILLIAMS SONOMA INC APR 50        PUT            9699048PI    4,599     100,000(SH)(PUT) (SOLE)                  100,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
